Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Provisions

	2021	2020
Labor and social security	106,367	151,056
Environmental restoration	335,519	437,875
Civil and other	125,446	146,857

Total	567,332	735,788

Summary of Changes in Provisions
Changes in provisions are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2020	179,019	805,173	161,369	1,145,561
Increases (*)	(19,070)	(331,433)	11,498	(339,005)
Decreases (**)	(8,893)	(35,865)	(26,010)	(70,768)

Balance as of December 31, 2020	151,056	437,875	146,857	735,788
Increases / Recoveries (*) (***)	(10,816)	(19,884)	(478)	(31,178)
Decreases (**)	(33,873)	(82,472)	(20,933)	(137,278)

Balance as of December 31, 2021	106,367	335,519	125,446	567,332

(*)	Includes the inflation adjustment effect.
(**)	Includes uses of provisions for specific purposes.
(***)
The recovery of the environmental provision is net of the increase resulting from changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2021, the effect of which has adjusted the cost of the relevant assets.